Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Profit or loss [abstract]
Revenue	£ 18,378	£ 19,850		£ 21,659
Provision for bad and doubtful debts	(200)	(179)		(220)
Other operating costs	(13,244)	(15,208)		(17,549)
Other operating income		12		989
Operating profit	4,934	4,475		4,879
Finance income	450	248		138
Finance costs	(1,807)	(1,712)		(1,598)
Share of post-tax results of joint ventures and associates	73	37		171
Profit before tax	3,650	3,048		3,590
Tax	(821)	(831)		(876)
Profit after tax from continuing operations	2,829	2,217		2,714
Profit after tax from discontinued operations	76	74		5,083
Total profit for the year (continuing and discontinued)	2,905	2,291		7,797
Attributable to:
Equity shareholders of the parent	2,902	2,290		7,797
Non-controlling interests	£ 3	£ 1		£ 0
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP pence per share)	£ 0.600	£ 0.555	[1]	£ 0.686	[1]
Diluted earnings per share (continuing) (in GBP pence per share)	0.598	0.553	[1]	0.683	[1]
Basic earnings per share (continuing and discontinued) (in GBP pence per share)	0.616	0.574	[1]	1.971	[1]
Diluted earnings per share (continuing and discontinued) (in GBP pence per share)	£ 0.614	£ 0.571	[1]	£ 1.962	[1]

[1]	Restated to reflect the impact of the bonus element of the Rights Issue (see note 27).